Earnings (Loss) per share	12 Months Ended
Dec. 31, 2018
Earnings (Loss) per share
Earnings (Loss) per share

15. Earnings (Loss) per share

Net earnings (loss) per share was computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2016, 2017 and 2018:

	For the years ended
	December 31,
	2016	2017	2018
	US$	US$	US$
Numerator:
Net (loss) Income—basic and diluted	(30,706,599)	(23,660,913)	10,147,465
Deemed dividend from repurchase of Series A Preferred Shares	—	(1,028,055)	—
Net (loss) Income attributable to ordinary shareholders	(30,706,599)	(24,688,968)	10,147,465
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	912,551,946	898,781,587	1,464,257,884
Diluted	912,551,946	898,781,587	1,591,094,630
Net (loss) earnings per share—basic and diluted	(0.03)	(0.03)	0.003

The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as‑if‑converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two‑class method of computing net income per share for ordinary and preferred shares according to their participation rights in undistributed earnings. However, undistributed net loss is only allocated to ordinary shareholders because holders of preferred shares are not contractually obligated to share losses.

Diluted earnings per share are computed using the more dilutive of (a) the two-class method or (b) the if-converted method.

Diluted earnings per share for the year ended December 31, 2018 is computed using the two-class method as it is more dilutive than the if-converted method.

As of December 31, 2016, 2017 and 2018, diluted net (loss) earnings per share does not include the following instruments as their inclusion would be antidilutive:

	As of December 31,
	2016	2017	2018
Series A preferred shares	451,612,903	442,174,065	—
Series B preferred shares	423,682,617	423,682,617	—
Series B+ preferred shares	129,616,445	129,616,445	—
Series B-1 preferred shares	119,688,525	119,688,525	—
Series C preferred shares	651,629,045	651,629,045	—
Series D preferred shares	223,478,358	223,478,358	—
Series D-1 preferred shares	—	89,668,956	—
Share options	168,254,075	175,535,767	—
Restricted shares units	—	—	14,495,000
Total	2,167,961,968	2,255,473,778	14,495,000